Long-Term Debt - Minimum principal payments (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Short-term Debt [Line Items]
2023	$ 4,800
2024	4,800
2025	4,800
2026	4,800
2027	4,800
Thereafter	454,800
Total payments	478,800
Less: Current portion	(4,800)
Less: Unamortized original issue discount and issuance costs	(11,815)
Long-term portion	$ 462,185